Financing Receivables (Details 1) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Roll forward of commercial loans
Beginning balance	$ 8,097	$ 4,045	$ 4,045	$ 3,604
Additions	4,015	3,122	7,433	3,331
Payoffs/Sales	(3,196)	(857)	(3,394)	(2,992)
Change in builder deposit	(24)	(133)	(98)	(36)
Change in loan loss provision	(23)	(3)	(22)
New loan fees	(268)	(208)	(343)	(121)
Earned loan fees	294	196	476	259
Ending balance	$ 8,895	$ 6,162	$ 8,097	$ 4,045